[LOGO] FORUM
       FINANCIAL GROUP

                                                January 30, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:  Forum Funds
     File Nos. 2-67052; 811-3023
     CIK: 0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses with respect to Institutional and A Shares of Brown Advisory International Fund, dated February 1, 2003 and Institutional and A Shares of Brown Advisory Value Equity Fund, dated February 1, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statements of the Registrant which were filed electronically by EDGAR on January 27, 2003, accession numbers 0001004402-03-000044 and 0001004402-03-000047.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

                                        Sincerely,

                                        /s/ Leslie K. Klenk

                                        Leslie K. Klenk
                                        Forum Administrative Services. LLC

Enclosure

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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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                        PORTLAND   WARSAW   BERMUDA   MALTA
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